CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY	9 Months Ended
Dec. 31, 2012
CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY [Text Block]

NOTE 18 – CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY

During the quarter ended June 30, 2011, it was noted by Company management that certain costs related to development activities incurred for USG Oregon LLC had been expensed in the prior period according to the capitalization policies instituted at that time that have been amended to match policies recommended by the external federal agency that is providing assistance for the Neal Hot Springs, Oregon project. The change in estimate adjustment capitalizes $262,305, which was previously reported as corporate administration, professional fees, and lease and equipment repairs that amounted to $2,498, $162,886, and $96,920 ; respectively.